Convertible Note	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Convertible Note
Convertible Note

Note 12.    Convertible Note

The following is the summary of outstanding convertible notes as of September 30, 2019 and December 31, 2018:

	September 30,	December 31,
	2019	2018
Convertible Note-Mr. McMahon(Note 14 (a))	$3,229,808	$3,140,055
Convertible Note-SSSIG (Note 14 (a))	1,288,032	1,000,000
Convertible Note-Advantech	12,382,806	11,313,770
$2.05 million Senior Secured Convertible Note - ID Venturas 7	626,387	—
$2.5 million Senior Secured Convertible Note - ID Venturas 7	14,917	—
Total	$17,541,950	$15,453,825
Short-term Note	1,914,419	4,140,055
Long-term Note	15,627,531	11,313,770

(a)	$12 million Convertible Note – Advantech

On June 28, 2018, the Company entered into a convertible note purchase agreement with Advantech Capital Investment II Limited (“Advantech”) in the aggregate principal amount of $12,000,000 (the Notes). The Notes bear interest at a rate of 8%, mature on June 28, 2021, and are convertible into approximately 6,593,406 shares of the Company’s common stock at a conversion price of $ 1.82 per share. The difference between the conversion price and the fair market value of the common stock on the commitment date (transaction date) resulted in a beneficial conversion feature recorded of approximately $1.4 million. For the three months ended September 30, 2019 and 2018, total interest expense recognized relating to the beneficial conversion feature was $117,000 and $112,000, respectively. For the nine months ended September 30, 2019 and 2018, total interest expense recognized relating to the beneficial conversion feature was $347,000 and $112,000, respectively. The agreement also requires the Company to comply with certain covenants, including restrictions on the use of the proceeds and other convertible note offering. As of September 30, 2019, the Company was in compliance with all ratios and covenants.

(b)	$2.05 million Senior Secured Convertible Debenture due in August 2020 - ID Ventura 7

On February 22, 2019, the Company executed a security purchase agreement with ID Venturas 7, LLC (“IDV”), whereby the Company issued $2,050,000 of senior secured convertible note. The note bears interest at a rate of 10% per year payable either in cash or in kind at the option of the Company on a quarterly basis and matures on August 22, 2020. In addition, IDV is entitled to the following: (i) the convertible note is senior secured; (ii) convertible at $1.84 per share of Company common stock at the option of IDV (approximately 1,114,130 shares), subject to adjustments if subsequent equity shares have a lower conversion price, (ii) 1,166,113 shares of common stock of the Company and (iii) a warrant exercisable for 150% of the number of shares of common stock which the note is convertible into (approximately 1,671,196 shares) at an exercise price of $1.84 per share and will expire 5 years after issuance. On October 29, 2019 the Company entered into a letter agreement (the “Agreement”) with ID Venturas pursuant to which the Company agreed to reduce the conversion price of the Debentures and the exercise price of the Warrants to $1.00,

The Company received aggregate gross proceeds of $2 million, net of $50,000 for the issuance expenses paid by IDV. Total funds received were allocated to convertible note, common stocks and warrants based on their relative fair values in accordance with ASC 470‑20‑30. The value of the convertible note and common stocks was based on the closing price on February 22, 2019. The fair value of the warrants was determined using the Black-Scholes option-pricing model, with the following assumptions: expected life of 5 years, expected dividend rate of 0%, volatility of 111.83% and an interest rate of 2.48%. The relative fair value of the warrants was recorded as additional paid-in capital and reduced the carrying amount of the convertible note. The Company recognized a beneficial conversion feature discount on convertible note at its intrinsic value, which was the fair value of the common stock at the commitment date for convertible note, less the effective conversion price. The Company recognized approximately $600,000 of beneficial conversion feature as an increase in additional paid in capital and reduced (discount on) the carrying amount of the convertible note in the accompanying consolidated balance sheet.

The discounts on the convertible note for the warrants and beneficial conversion feature are being amortized to interest expense, using the effective interest method over the term of the convertible note. As of September 30, 2019, the unamortized discount on the convertible note is approximately $1,424,000. Total interest expense recognized relating to the discount was approximately $175,000 and $626,000 for the three and nine months ended September 30, 2019, respectively.

Interest on the convertible note is payable quarterly starting from April 1, 2019. The convertible note is redeemable at the option of the Company in whole at an initial redemption price of the principal amount of the convertible note plus additional warrants and accrued and unpaid interest to the date of redemption.

The security purchase agreement contains customary representations, warranties and covenants. The convertible note is collateralized by the Company’s equity interest in Grapevine, which had a carrying amount of $2.4 million as of September 30, 2019. The Company has the right to request for the removal of the guarantee and collateral by issuance of additional 250,000 shares of common stock . On September 27, 2019, the Company issued 250,000 shares of common stock to IDV in exchange for the release of Grapevine as collateral.

IDV has registration rights that require the Company to file and register the common stock issued or issuable upon conversion of the convertible note or the exercise of the warrants, within 180 days following the closing of the transaction.

The Company is also subject to penalty fee at 8% per annum for late payments of interests and compensation for the loss of IDV on failure to timely deliver conversion shares upon conversion.

(c)$2.5 million Senior Secured Convertible Debenture due in March 2021 - ID Ventura 7

On September 27, 2019, the Company executed a security purchase agreement with ID Venturas 7, LLC (“IDV”), whereby the Company issued $2,500,000 of senior secured convertible note. The note bears interest at a rate of 10% per year payable either in cash or in kind at the option of the Company on a quarterly basis and matures on March 27, 2021. In addition, IDV is entitled to the following: (i) the convertible note is senior secured; (ii) convertible at $1.84 per share of Company common stock at the option of IDV (approximately 1,358,696 shares), subject to adjustments if subsequent equity shares have a lower conversion price, (ii) 1,000,000 shares of common stock of the Company and (iii) a warrant exercisable for 150% of the number of shares of common stock which the note is convertible into (approximately 2,038,043 shares) at an exercise price of $1.84 per share and will expire 5 years after issuance. On October 29, 2019 the Company entered into a letter agreement (the "Agreement") with ID Venturas pursuant to which the Company agreed to reduce the conversion price of the Debentures and the exercise price of the Warrants to $1.00,

The Company will receive aggregate gross proceeds of $2.5 million, net of $66,195 for the issuance expenses paid by IDV. The Company received $1.8 million proceed in September and the remaining $633,805 was received in October. Total gross proceeds were allocated to convertible note, common stocks and warrants based on their relative fair values in accordance with ASC 470-20-30. The value of the convertible note and common stocks was based on the closing price on September 27, 2019. The fair value of the warrants was determined using the Black-Scholes option-pricing model, with the following assumptions: expected life of 5 years, expected dividend rate of 0%, volatility of 110.36% and an interest rate of 1.55%.  The relative fair value of the warrants was recorded as additional paid-in capital and reduced the carrying amount of the convertible note. The Company recognized a beneficial conversion feature discount on convertible note at its intrinsic value, which was the fair value of the common stock at the commitment date for convertible note, less the effective conversion price. The Company recognized approximately $989,000 of beneficial conversion feature as an increase in additional paid in capital and reduced (discount on) the carrying amount of the convertible note in the accompanying consolidated balance sheet.

The discounts on the convertible note for the warrants and beneficial conversion feature are being amortized to interest expense, using the effective interest method over the term of the convertible note. As of September 30, 2019, the unamortized discount on the convertible note is approximately $2,488,000. Total interest expense recognized relating to the discount was approximately $12,000 and $12,000 for the three and nine months ended September 30, 2019, respectively.

Interest on the convertible note is payable quarterly starting from October 1, 2019. The convertible note is redeemable at the option of the Company in whole at an initial redemption price of the principal amount of the convertible note plus additional warrants and accrued and unpaid interest to the date of redemption.

The security purchase agreement contains customary representations, warranties and covenants. The convertible note is collateralized by the Company’s equity interest in DBOT, which had a carrying amount of $14.3 million as of September 30, 2019.

IDV has registration rights that require the Company to file and register the common stock issued or issuable upon conversion of the convertible note or the exercise of the warrants, within 120 days following the closing of the transaction.

The Company is also subject to penalty fee at 8% per annum for late payments of interests and compensation for the loss of IDV on failure to timely deliver conversion shares upon conversion.

Note 12.  Convertible Note-Long Term

On June 28, 2018, the Company entered into a convertible note purchase agreement with Advantech Capital Investment II Limited (“Advantech”) in the aggregate principal amount of $12,000,000 (the Notes). The Notes bear interest at a rate of 8%, mature on June 28, 2021, and are convertible into approximately 6,593,406 shares of the Company’s common stock at a conversion price of $ 1.82 per share. The difference between the conversion price and the fair market value of the common stock on the commitment date (transaction date) resulted in a beneficial conversion feature recorded of approximately $1.4 million. Total interest expense recognized relating to the beneficial conversion feature was $698,000 during the year ended December 31, 2018. The agreements also require the Company to comply with certain covenants, including restrictions on the use of the proceeds and other convertible note offering. As of December 31, 2018, the Company was in compliance with all ratios and covenants.